Lease Liabilities - Schedule of lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Operating Lease [Line Items]
Balance	$ 43,885	$ 29,116
Assumed on business combination	1,992	17,059
Lease disposals		(789)
Lease additions	29
Lease terminations	(24,300)
Lease payments	(6,054)	(4,835)
Interest expense on lease liabilities	4,197	3,334
Derecognition due to loss of control	(16,909)
Balance	2,840	43,885
Current	914	1,730
Non-current	$ 1,926	$ 42,155